Goodwill and Intangible Assets - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Gross goodwill		$ 26,626	$ 14,227	$ 14,077
Goodwill acquired during the period	$ 7,850	12,399	150
Accumulated impairment losses	0	0	0
Goodwill, net as of June 30 and December 31	$ 34,476	$ 26,626	$ 14,227